Earnings Per Share (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Income (Loss) from Continuing Operations	$ 79,679,000	$ 216,319,000	$ 20,518,000
Parent Company [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Income (Loss) from Continuing Operations	$ 85,900,000	$ 222,500,000	$ 26,400,000